Average Annual Total Returns - Rimrock Core Bond Fund	Share SinceInception	Share 1 Year	Share Inception Date	Share Return After Taxes on Distributions SinceInception	Share Return After Taxes on Distributions 1 Year	Share Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Share Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index SinceInception	Bloomberg Barclays U.S. Aggregate Bond Index 1 Year
Total	6.62%	6.68%	Jun. 28, 2019	4.96%	5.04%	4.35%	3.95%	6.61%	7.51%